Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net loss	$ (13,081)	$ (14,851)	$ (52,549)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	58,334	72,760	92,370
Vessel impairment losses	44,344	32,677	27,201
Loss on sale of securities	0	0	19,435
Gain on debt repayment	0	0	(2,140)
Non cash accrued interest income and amortization of deferred revenue	(12,522)	(12,512)	(5,717)
Non cash accrued interest income from receivable from affiliates	(272)	(204)	0
Amortization and write-off of deferred financing cost and discount	7,258	9,744	4,003
Amortization of deferred dry dock and special survey costs	6,180	6,725	6,381
Equity in net earnings of affiliated companies	(3,957)	(866)	59
Equity compensation expense	2,450	1,904	93
Allowance for doubtful accounts	0	1,495	0
Loss on vessel disposal	53	1,260	0
Gain on change in control	0	(4,068)	0
Changes in operating assets and liabilities:
Net increase in accounts receivable	(315)	(6,071)	(6,023)
Net increase in prepaid expenses and other current assets	(952)	(40)	(303)
Decrease in other long-term assets	0	0	61
Net increase in accounts payable	1,121	1,630	570
(Decrease)/ increase in accrued expenses	(3,776)	6,642	1,929
(Decrease)/increase in amounts due to related parties	0	(11,105)	3,025
Increase/ (decrease) in deferred revenue	113	(2,200)	(1,000)
Net increase in amounts due from related parties	(12,332)	(26,131)	(20,089)
Payments for dry dock and special survey costs	(4,327)	(3,290)	(5,493)
Net cash provided by operating activities	68,319	53,499	61,813
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	76,264	113,818	0
Deposits for vessels acquisitions	0	(9)	0
Acquisition of vessels and favorable lease terms, net of cash acquired	(115,902)	(158,241)	(15,341)
Change to acquisition of Navios Containers assets and favorable lease terms, net of cash	0	(115,884)	0
Navios Containers repayment of seller’s credit	0	14,000	0
Change in control of Navios Containers, including disposed cash	0	(19,757)	0
Deposit for option to acquire vessel	(2,853)	(2,770)	0
Investment in affiliates	(14,460)	(10,000)	0
Repayments of notes receivable	4,688	4,687	0
Loans receivable from affiliates	(15,625)	(9,005)	(450)
Note receivable from affiliates	0	(4,050)	0
Proceeds from sale of securities	0	0	20,842
Net cash (used in)/ provided by investing activities	(67,888)	(187,211)	5,051
FINANCING ACTIVITIES:
Cash distributions paid	(10,261)	0	0
Net proceeds from issuance of general partner units	805	2,638	10
Proceeds from issuance of common units, net of offering costs	33,373	98,774	440
Proceeds from noncontrolling interest	0	17,324	0
Common units issuance cost for Navios Europe I loans	0	(726)	0
Proceeds from long-term debt and financial liability, net	83,300	514,703	29,000
Repayment of long-term debt and financial liability	(74,881)	(546,465)	(104,624)
Deferred financing cost	(1,245)	(7,802)	(1,141)
Proceeds from long-term borrowing of Navios Containers, net of financing cost	0	60,111	0
Net cash provided by/ (used in) financing activities	31,091	138,557	(76,315)
Increase/ (decrease) in cash, cash equivalents and restricted cash	31,522	4,845	(9,451)
Cash, cash equivalents and restricted cash, beginning of period	29,933	25,088	34,539
Cash, cash equivalents and restricted cash, end of period	61,455	29,933	25,088
Supplemental disclosures of cash flow information
Cash interest paid	35,244	26,630	26,694
Non cash financing activities
Equity compensation expense	2,450	1,904	93
Issuance of common units for transfer of Navios Europe I loans	0	28,697	0
Receivable from affiliates	0	(29,423)	0
Accrued deferred financing costs	410	0	0
Non cash investing activities
Notes receivable	0	(7,540)
Notes receivable			6,112
Other than temporary impairment on dividend in kind	560	0	0
Distribution of Navios Containers’ shares	4,243	0	0
Accrued interest on loan receivable from affiliates	$ 327	$ 278	$ 238